Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the provision for income taxes are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	21	17
International	977	406
Current income tax expense (benefit)	998	423
Deferred:
Federal	-	-
State	-	-
International	142	(134)
Deferred income tax expense (benefit)	142	(134)
Total income tax expense	$1,140	$289

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Taxes on income vary from the statutory federal income tax rate applied to earnings before tax on income as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items	$(5,413)	$(11,091)
State taxes - net of federal benefit	16	14
Meals and entertainment	-	10
Gifts	1	4
Stock compensation (ISOs)	74	189
Goodwill impairment	613	-
Changes in FV of derivative liability	(3)	(1,374)
Derecognition expense on conversion of convertible debt	126	5,257
Foreign withholding tax	384	-
Valuation allowance	6,076	7,223
Others	53	212
Foreign rate difference	(787)	(155)
Total	$1,140	$289

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income tax assets and liabilities arising from differences between accounting for financial statement purposes and tax purposes, less valuation reserves at year-end, are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
State taxes - prior year	$4	$4
Intangible assets	5,692	4,785
Fixed assets	19	2
Allowance for credit losses	453	1,064
Capitalization of research and development under Sec 174	2,357	2,012
Inventory reserve	29	24
Impairment loss on investment	315	-
Goodwill	755	-
Stock compensation (RSA)	34	111
Lease liability	899	962
Section 163(j) limitation	685	-
Accrued expenses	257	73
Other	-	70
Net operating loss carryover	31,140	26,689
Total deferred tax assets	42,639	35,796

Deferred tax liabilities:
Goodwill	-	(161)
Intangible assets	-	(13)
Right of use assets	(844)	(987)
Other	(87)
Total deferred tax liabilities	(931)	(1,161)

Net deferred tax assets, non-current prior to valuation allowance	41,708	34,635
Valuation allowance	(41,795)	(34,579)
Total net deferred taxes	$(87)	$56